	Perkins Discovery Fund
	Schedule of Investments
	December 31, 2021 (unaudited)
	Shares		Fair Value
98.40%	COMMON STOCKS
2.64%	BIOTECHNOLOGY
	Fortress Biotech, Inc.*	83,000	$207,500
	Journey Medical Corp.*	22,000	118,360
	MDXHealth SA*	11,000	104,720
			430,580
7.05%	CONSUMER DISCRETIONARY
	iMedia Brands, Inc.*	42,500	255,000
	Magnite, Inc.*	20,000	350,000
	Perion Network Ltd.*	22,700	545,935
			1,150,935
1.69%	FINANCIALS
	FlexShopper, Inc.*	117,000	274,950
19.30%	HEALTH CARE DRUGS/SERVICES
	ANI Pharmaceuticals, Inc.*	9,500	437,760
	NeoGenomics, Inc.*	22,000	750,640
	Paratek Pharmaceuticals, Inc.*	46,500	208,785
	Sharps Compliance Corp.*	25,000	178,250
	Veracyte, Inc.*	21,500	885,800
	Vericel Corp.*	17,500	687,750
			3,148,985
7.86%	HEALTH CARE MANUFACTURING
	AtriCure, Inc.*	15,000	1,042,950
	Fluidigm Corp.*	61,000	239,120
			1,282,070
15.58%	HEALTH CARE SUPPLIES
	Antares Pharma, Inc.*	92,000	328,440
	Axogen, Inc.*	32,500	304,525
	Biolase, Inc.*	400,000	156,000
	BioLife Solutions, Inc.*	16,500	614,955
	Cardiovascular Systems, Inc.*	17,000	319,260
	Cryoport, Inc.*	10,000	591,700
	Exagen Inc.*	19,500	226,785
			2,541,665
10.86%	HEALTH CARE SUPPORT
	Natera, Inc.*	11,500	1,073,985
	Option Care Health, Inc.*	21,200	602,928
	Rockwell Medical, Inc.*	232,500	95,325
			1,772,238
11.49%	HEALTH CARE TECHNOLOGY
	Castlight Health, Inc.*	118,500	182,490
	IsoRay, Inc.*	247,500	95,981
	OptimizeRx Corp.*	15,500	962,705
	Streamline Health Solutions, Inc.*	172,000	252,840
	UpHealth, Inc.*	170,000	380,800
			1,874,816
1.27%	INDUSTRIAL
	Agrify Corp.*	22,500	207,000
14.18%	INFORMATION TECHNOLOGY
	Airgain, Inc.*	15,500	164,765
	Akoustis Technologies, Inc.*	35,000	233,800
	Cantaloupe, Inc.*	50,500	448,440
	Digi International Inc.*	17,000	417,690
	Inuvo Inc.*	590,000	312,700
	Perficient, Inc.*	5,700	736,953
	Perkins Discovery Fund
	Schedule of Investments
	December 31, 2021 (unaudited)
		Shares	Fair Value
			2,314,348
6.48%	SOFTWARE SERVICES
	Asure Software, Inc.*	36,000	281,880
	CynergisTek, Inc.*	90,000	129,600
	ePlus Inc.*	12,000	646,560
			1,058,040
98.40%	TOTAL COMMON STOCKS		16,055,627
1.10%	SHORT-TERM INVESTMENTS
	Fidelity Investments Money Market Government Portfolio
	Institutional Class 0.01%**	180,266	180,266
99.50%	TOTAL INVESTMENTS		16,235,893
0.50%	Other assets, net of liabilities		82,072
100.00%	NET ASSETS		$16,317,965

* Non-income producing

** Effective 7 day yield as of December 31, 2021

	Perkins Discovery Fund
	Schedule of Investments
	December 31, 2021 (unaudited)
		Shares				Fair Value
In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.
Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:
	Level 1	Level 2		Level 3
		Other Significant		Significant
		Observable		Unobservable
	Quoted Prices	Inputs		Inputs		Total
Common Stocks	$16,055,627		$-		$-	$16,055,627
Short-Term Investments	180,266		-		-	180,266
Total Investments	$16,235,893		$-		$-	$16,235,893
The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2021.
At December 31, 2021, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $9,150,770 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation				$8,615,961
		Gross unrealized depreciation				(1,530,838)
		Net unrealized appreciation				$7,085,123